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                                                                        AXP(SM)
                                                                   Extra Income
                                                                           Fund

                                                             1999 ANNUAL REPORT
                                                          (PROSPECTUS ENCLOSED)


(picture of) clock


AXP Extra Income Fund seeks to provide shareholders with high current income as its primary goal and as its secondary goal, capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

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Bonds with Something Extra

Bonds aren't necessarily conservative securities strictly for people willing to settle for modest returns. High-yield corporate bonds, for example, are actually quite aggressive investments, offering high potential returns to investors willing to take more risk.

These are the bonds that Extra Income Fund invests in. High-yield bonds are issued by a wide range of companies -- from well-established ones that might be experiencing financial difficulty to new, rapidly growing ones that have yet to build a credit history.

Importantly, the Fund spreads its investments among many bonds representing many types of businesses. This helps to spread the investment risk for shareholders.

AXP EXTRA INCOME FUND        (This annual report is not part of the prospectus.)

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Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report (Fund)                     11
Financial Statements (Fund)                             12
Notes to Financial Statements (Fund)                    15
Independent Auditors' Report (Portfolio)                19
Financial Statements (Portfolio)                        20
Notes to Financial Statements (Portfolio)               23
Investments in Securities                               27
Federal Income Tax Information                          60


1999 prospectus
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 5p
Past Performance                                      6p
Fees and Expenses                                     8p
Management                                            9p
Buying and Selling Shares                             9p
Valuing Fund Shares                                   9p
Investment Options                                   10p
Purchasing Shares                                    11p
Sales Charges                                        14p
Exchanging/Selling Shares                            18p
Distributions and Taxes                              23p
Personalized Shareholder
  Information                                        24p
Master/Feeder Structure                              25p
About the Company                                    26p
Quick Telephone Reference                            28p
Financial Highlights                                 29p

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name  from  "IDS" to "AXP."
o A new  shareholder service and distribution plan.
o Changes with respect to fundamental  investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.



Arne H. Carlson

(picture of) Jack Utter
Jack Utter
Portfolio manager

From the Portfolio Manager
High-yield bonds made a strong comeback in the second half of the fiscal year, but not enough to prevent AXP Extra Income Fund from experiencing a modestly negative result for the 12 months as a whole. For the period -- June 1998 through May 1999 -- the Fund's Class A shares lost 3.67% on a total return basis (net asset value change and interest income).

The environment for high-yield bonds was generally good when the period began. The economy was rolling along, inflation showed no signs of increasing, and the financial upheaval that struck Asia in the fall of 1997 seemed to have settled down. But by the mid-summer of 1998, another bout of the "Asian flu" hit, this time in Russia and, soon after, Latin America.

Here at home, the upshot of the situation for investors was that the possibility of a global recession appeared considerably greater. The result was a wave of selling that swamped the high-yield market as investors embarked on a "flight to quality" whose primary destination was U.S. Treasury bonds, which offered the safety and liquidity they sought. Although the downturn in the high-yield market was widespread, the Fund's holdings in the energy, telecommunications and emerging foreign-market sectors were particularly affected.

AXP EXTRA INCOME FUND        (This annual report is not part of the prospectus.)

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AN IMPROVED ENVIRONMENT
Things improved markedly over the winter and early spring, however, as U.S. economic data stayed remarkably strong, inflation remained well under control and a measure of calm returned to smaller foreign economies. For the Fund, this resulted in solid gains in four of the final five months of the period. Leading the way in the rebound were holdings in the telecommunications, paper/packaging, media and emerging-market sectors, which, when combined, represented a substantial portion of the portfolio.

Looking at other factors in the high-yield market, occasional periods of heavy supply of new issues hampered bond prices at times. Demand, on the other hand, remained reasonably good.

As the new fiscal year begins, the investment environment has been clouded by concern over the possibility that the Federal Reserve will find it necessary to raise short-term interest rates to head off a potential spike in inflation. In fact, in anticipation of that possibility, long-term interest rates crept higher during the final few months of the past fiscal year. My view is that inflation is unlikely to show signs of a meaningful pickup and, therefore, should the Fed act, it won't need to raise rates substantially. If that scenario plays out and the economy remains healthy, I think high-yield bonds are in position to deliver good performance in the months ahead, especially in relation to other bond sectors.



Jack Utter


(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 1999                                              $3.97
May 31, 1998                                              $4.58
Decrease                                                  $0.61

Distributions -- June 1, 1998 - May 31, 1999
From income                                               $0.43
From capital gains                                        $  --
Total distributions                                       $0.43
Total return*                                            -3.67%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 1999                                              $3.97
May 31, 1998                                              $4.58
Decrease                                                  $0.61

Distributions -- June 1, 1998 - May 31, 1999
From income                                               $0.40
From capital gains                                        $  --
Total distributions                                       $0.40
Total return*                                            -4.39%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 1999                                              $3.97
May 31, 1998                                              $4.58
Decrease                                                  $0.61

Distributions -- June 1, 1998 - May 31, 1999
From income                                               $0.43
From capital gains                                        $  --
Total distributions                                       $0.43
Total return*                                            -3.58%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.
**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

AXP EXTRA INCOME FUND        (This annual report is not part of the prospectus.)

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

The 10 Largest Holdings

                                                                       Percent                            Value
                                                                  (of net assets)                   (as of May 31, 1999)
Chancellor Media                                                        1.27%                          $49,687,499
8.00% 2008

EchoStar DBS                                                            1.06                            41,220,074
9.38% 2009

CSC Holdings                                                             .98                           38,081,479
11.13% Pay-in-kind Series M Preferred

Outsourcing Solutions                                                    .95                            37,067,793
11.00% 2006

NTL                                                                      .88                            34,199,999
11.40% 2001

Motor & Gears                                                            .81                            31,376,875
10.75% 2006

Warren (SD)                                                              .81                            31,365,075
14.00% Series B Preferred

Lear                                                                     .76                            29,550,000
8.11% 2009

Gaylord Container                                                        .73                            28,559,374
9.88% 2008

NTL                                                                      .73                            28,432,800
13.00%  Pay-in-kind  Series B Preferred

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."


(icon of) pie chart

                                    The 10 holdings listed here
                                    make up 8.98% of net assets


(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                    How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP EXTRA INCOME FUND        (This annual report is not part of the prospectus.)


The Fund's Long-term Performance

How your $10,000 has grown in AXP Extra Income Fund

$30,000

                                           X
                                      Merrill Lynch High
                                       Yield Bond Index

                                                           X
$20,000                                                    $23,151
                                                        Extra Income
                                   X                    Fund Class A
                             Lehman Brothers
                        Aggregate Bond Index



9,500




89    90    91    92    93    94    95    96    97    98    99


 Average annual total return (as of May 31, 1999)
                 1 year                 5 years             10 years (A)             Since inception (B&Y)
 Class A         -8.48%                 +7.44%                 +8.76%                           --%
 Class B         -7.86%                    --%                    --%                       +8.85%*
 Class Y         -3.58%                    --%                    --%                      +10.17%*

*Inception date was March 20, 1995.


Assumes:  Holding  period from 6/1/89 to 5/31/99.  Returns do not reflect  taxes
payable  on   distributions.   Reinvestment  of  all  income  and  capital  gain
distributions for the Fund, with a value of $14,808. Also see "Past Performance"
in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Aggregate Bond Index and the Merrill Lynch High Yield Bond Index. In comparing AXPExtra Income Fund
(Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%.
This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

Lehman Brothers Aggregate Bond Index is an unmanaged index made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Merrill Lynch High Yield Bond Index provides a broad-based measure of performance of the non-investment grade U.S. domestic bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is "rule-based," which means there is a defined list of criteria that a bond must meet in order to qualify for inclusion in the index.

The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

AXP EXTRA INCOME FUND        (This annual report is not part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #31  to
Registration Statement No. 2-86637 filed on or about July 28, 1999, are incorporated herein by reference.

Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

AXP Extra Income Fund, Inc.
Fiscal year ended May 31, 1999

Class A

Income distributions taxable as dividend income, 1.80% qualifying for deduction by corporations.

Payable date                                                   Per share

June 26, 1998                                                   $0.03610
July 29, 1998                                                    0.03792
Aug. 27, 1998                                                    0.03753
Sept. 24, 1998                                                   0.04053
Oct. 27, 1998                                                    0.04069
Nov. 25, 1998                                                    0.03461
Dec. 22, 1998                                                    0.03059
Jan. 25, 1999                                                    0.03324
Feb. 25, 1999                                                    0.03269
March 24, 1999                                                   0.03361
April 26, 1999                                                   0.03525
May 27, 1999                                                     0.03521

Total distributions                                             $0.42797

AXP EXTRA INCOME FUND        (This annual report is not part of the prospectus.)

Class B

Income distributions taxable as dividend income, 1.80% qualifying for deduction by corporations.

Payable date                                                   Per share

June 26, 1998                                                   $0.03336
July 29, 1998                                                    0.03482
Aug. 27, 1998                                                    0.03485
Sept. 24, 1998                                                   0.03807
Oct. 27, 1998                                                    0.03803
Nov. 25, 1998                                                    0.03228
Dec. 22, 1998                                                    0.02836
Jan. 25, 1999                                                    0.03046
Feb. 25, 1999                                                    0.03012
March 24, 1999                                                   0.03135
April 26, 1999                                                   0.03248
May 27, 1999                                                     0.03261

Total distributions                                             $0.39679

Class Y

Income distributions taxable as dividend income, 1.80% qualifying for deduction by corporations.

Payable date                                                   Per share

June 26, 1998                                                   $0.03638
July 29, 1998                                                    0.03823
Aug. 27, 1998                                                    0.03780
Sept. 24, 1998                                                   0.04078
Oct. 27, 1998                                                    0.04097
Nov. 25, 1998                                                    0.03484
Dec. 22, 1998                                                    0.03080
Jan. 25, 1999                                                    0.03353
Feb. 25, 1999                                                    0.03295
March 24, 1999                                                   0.03397
April 26, 1999                                                   0.03559
May 27, 1999                                                     0.03552
Total distributions                                             $0.43136

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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                                    BULKRATE
                                  U.S. POSTAGE
                                      PAID
                                  PERMIT NO. 85
                                   SPENCER, IA

                                                               S-6370 N (7/99)

AXP Extra Income Fund
IDS Tower 10
Minneapolis, MN 55440-0010


AMERICAN EXPRESS Financial Advisors

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.